MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of right-of-use assets	$ 56.1	$ 21.5
Depletion and depreciation, right-of-use	13.9	9.0
Non Depletable [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets	88.5	26.4
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depletion and depreciation, right-of-use	16.2	9.5
Seguela Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	6.5	$ 3.3
Additions to right-of-use assets	$ 35.8